Information about Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, shares	6,109
Outstanding, average exercise price	$ 11.77
Exercisable, shares	5,225
Exercisable, average exercise price	$ 11.49
Exercise Price Range, $ 2.00 - $ 2.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 2.00
Exercise price range, upper limit	$ 2.46
Outstanding, shares	1,074	[1]
Outstanding, average life (years)	5 years 11 months 1 day	[1],[2]
Outstanding, average exercise price	$ 2.45	[1]
Exercisable, shares	1,074	[1]
Exercisable, average exercise price	$ 2.45	[1]
Exercise Price Range, $ 5.30 - $ 7.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 5.30
Exercise price range, upper limit	$ 7.80
Outstanding, shares	2,021	[1]
Outstanding, average life (years)	2 years 11 months 16 days	[1],[2]
Outstanding, average exercise price	$ 7.78	[1]
Exercisable, shares	1,897	[1]
Exercisable, average exercise price	$ 7.78	[1]
Exercise Price Range, $ 9.10 - $ 14.18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 9.10
Exercise price range, upper limit	$ 14.18
Outstanding, shares	1,636
Outstanding, average life (years)	6 years 9 months 22 days	[2]
Outstanding, average exercise price	$ 14.15
Exercisable, shares	896
Exercisable, average exercise price	$ 14.15
Exercise Price Range, $ 14.92 - $ 19.71
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 14.92
Exercise price range, upper limit	$ 19.71
Outstanding, shares	852
Outstanding, average life (years)	1 year 6 months 15 days	[2]
Outstanding, average exercise price	$ 19.42
Exercisable, shares	846
Exercisable, average exercise price	$ 19.43
Exercise Price Range, $ 20.14 - $ 34.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 20.14
Exercise price range, upper limit	$ 34.13
Outstanding, shares	526
Outstanding, average life (years)	2 years 9 months 26 days	[2]
Outstanding, average exercise price	$ 26.27
Exercisable, shares	512
Exercisable, average exercise price	$ 26.37

[1]	These shares have an aggregate intrinsic value for total options and exercisable options of $5 million each.
[2]	Average contractual life remaining in years.